Related Party Balances and Transactions - Schedule of Sales to Related Parties (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	$ 6,002 [1]

[1]	The sales to Hangzhou Alimama Technology Co., Ltd. represented mobile marketing services provided.